Stock-Based Compensation - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 19, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized			550,000,000	550,000,000
Common stock, par or stated value per share (in dollars per share)			$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Authorized			50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Stock-based compensation expense subject to future recognition			$ 100,000
Stock-based compensation expense			$ 29,430,000	$ 21,053,000	$ 8,662,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted (in shares)			224,638
Weighted-average recognition period			9 months 18 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares)			75,815	0
Stock units granted (in shares)			91,477
Weighted average grant date fair value (in dollars per share)			$ 1.01
Intrinsic value of shares vested			$ 100,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares)			4,764,213	0
Stock units granted (in shares)			2,207,824
Weighted-average recognition period			2 years 8 months 12 days
Weighted average grant date fair value (in dollars per share)			$ 13.95
Fair value of restricted stock units vested			$ 6,800,000
Compensation expense not yet recognized			$ 49,900,000
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares)			989,914	0
Stock units granted (in shares)			1,044,908
Weighted-average recognition period			1 year 1 month 6 days
Weighted average grant date fair value (in dollars per share)			$ 12.50
Compensation expense not yet recognized			$ 7,300,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	2,500,000	2,500,000
Maximum stock purchase, percentage of compensation	20.00%	20.00%	20.00%
Offering period length			6 months
Purchase price of common stock, percent of market value	85.00%		85.00%
Maximum value of common stock purchase, per year	$ 25,000		$ 25,000
Stock-based compensation expense			$ 100,000
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	18,000,000	18,000,000	11,594,899
Percentage of outstanding stock		5.00%
Expiration period		10 years
Awards outstanding (in shares)			5,999,110
Repurchase of stock (in shares)			17,562
2021 Equity Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Stock units granted (in shares)			2,207,824
2021 Equity Incentive Plan | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years